Loss Per Common Share - Summary of Loss Per Common Share Computation (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Earnings Per Share [Abstract]
Net loss	$ (29,808)		$ (9,943)		$ (50,491)
Net loss available to common shareholders	$ (29,808)		$ (9,943)		$ (50,491)
Average common shares outstanding	17,830,018	[1]	17,283,162	[1]	17,187,742	[1]
Net effect of dilutive stock options	0		0		0
Dilutive common shares outstanding	17,830,018	[1]	17,283,162	[1]	17,187,742	[1]
Loss per share - basic	$ (1.67)	[1]	$ (0.58)	[1]	$ (2.94)	[1]
Loss per share - diluted	$ (1.67)	[1]	$ (0.58)	[1]	$ (2.94)	[1]

[1]	Prior periods were retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014